Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease renewal term	10 years
Weighted average remaining lease term	9 years	9 years
Weighted average discount rate	4.40%	4.90%
Impairment charge	$ 14,785
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term	12 years